Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Taxes	Royalties	Fees	Bonuses	Total Payments
Total	$ 350	$ 981	$ 7	$ 32	$ 1,370
United States (U.S.)
Total	350	973	7	32	1,362
United States (U.S.) | New Mexico
Total		634		$ 32	666
United States (U.S.) | North Dakota
Total		284	5		289
United States (U.S.) | Wyoming
Total		42			42
United States (U.S.) | Oklahoma
Total		13	$ 2		15
United States (U.S.) | Corporate entity-level
Total	$ 350				350
Canada | Alberta
Total		$ 8			$ 8